Net (Loss)/Income Per Share of Class A Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted
The following table includes the calculation of basic and diluted net (loss)/income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands except per share information)		(in thousands except per share information)
Loss from continuing operations	$(46,897)	$(13,911)	$(250,016)	$(37,594)
(Loss)/gain from discontinued operation	—	(511)	(1,022)	28,449

Net loss available to common stockholders	$(46,897)	$(14,422)	$(251,038)	$(9,145)

Basic and diluted net loss per share - continuing operations	$(0.67)	$(0.41)	$(4.29)	$(1.16)
Basic and diluted net (loss)/income per share - discontinued operations	—	(0.01)	(0.02)	0.87

Basic and diluted net loss per share	$(0.67)	$(0.42)	$(4.31)	$(0.29)

Shares used in the computation of basic and diluted net loss per share	69,975	34,258	58,297	32,515

The following table includes the calculation of basic and diluted net income/(loss) per share:

	Year Ended December 31,
	2020	2019
	(in thousands except per share information)
Loss from continuing operations	$(47,720)	$(59,985)
Income/(loss) from discontinued operations	28,185	(6,160)

Net loss available to common stockholders	$(19,535)	$(66,145)

Basic and diluted net loss per share - continuing operations	$(1.45)	$(3.30)
Basic and diluted net income/(loss) per share - discontinued operations	0.85	(0.34)

Basic and diluted net loss per share - total	$(0.60)	$(3.64)

Shares used in computation of basic and diluted net income/(loss) per share	33,009	18,164

Schedule of Potentially Dilutive Securities

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Restricted class A common stock	420	1,022	420	1,022
Restricted stock units	9,158	—	9,158	—
Common Stock warrants	1,770	12,312	1,770	12,312
Public Warrants (as exercised for class A common stock) treated as liability	15,813	—	15,813	—
Private Placement Warrants (as exercised for class A common stock) treated as liability	8,325	—	8,325	—
Sponsor earn-out shares	2,372	—	2,372	—
Stock options	2,344	3,561	2,344	3,561

The following potentially dilutive securities were not included in the calcul
a
tion of weighted average common shares outstanding, as their effect would have been anti-dilutive for the years ended December 31:

	December 31,
	2020	2019
	(in thousands)
Restricted common stock	891	—
Common stock warrants	12,312	11,551
Stock options	3,489	3,856